Average Annual Total Returns{- Freedom 2010 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2010 Portfolio	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2010 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFS Past 1 year	IXWFS Past 5 years	IXWFS Past 10 years
Total	5.89%	8.46%	7.67%	5.79%	8.35%	7.56%	5.60%	8.18%	7.40%	(1.54%)	3.57%	2.90%	5.44%	7.71%	7.22%